Revenue and Segment Reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting [Abstract]
Remaining performance obligation, amount	¥ 581,161	¥ 767,228
Number of reportable segments	4